-------------------------------
                                                            OMB APPROVAL
                                                 -------------------------------
                                                 OMB Number:           3235-0006
                                                 Expires:      December 31, 2006
                                                 Estimated average
                                                   burden hours per
                                                   response: .............. 22.8
                                                 -------------------------------



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Iron Horse Capital Management, L.P.
Address:      535 Madison Avenue - 35th Floor
              New York, NY  10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gerald J. Cavataio
Title:        Chief Financial Officer
Phone:        212-396-5930

Signature, Place, and Date of Signing:


/s/ Gerald J. Cavataio              New York, NY               February 14, 2005
-------------------------           -------------              -----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                           0
                                                    ----------
Form 13F Information Table Entry Total:                     42
                                                    ----------
Form 13F Information Table Value Total:             $  277,576
                                                    ----------
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                             Iron Horse Capital Management, L.P.
                                                         Form 13F
                                               Quarter Ended December 31, 2004

                                                                                                            VOTING AUTHORITY
NAME              TITLE                    VALUE
OF                OF                       (x          SHRS OR   SHRS/  PUT/     INVESTMENT  OTHER
ISSUER            CLASS   CUSIP            $1,000)     PRN AMT   PRN    CALL     DISCRETION  MANAGERS  SOLE         SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
AUTOLIV INC       COM     052800109          3,816      79,000   SH              SOLE                   79,000
-----------------------------------------------------------------------------------------------------------------------------------
BANK NEW          COM     064057102          4,595     137,500   SH              SOLE                  137,500
YORK INC
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN          COM     354613101          9,438     135,500   SH              SOLE                  135,500
RES INC
-----------------------------------------------------------------------------------------------------------------------------------
BOWNE & CO INC    COM     103043105          2,081     128,000   SH              SOLE                  128,000
-----------------------------------------------------------------------------------------------------------------------------------
BRIGGS &          COM     109043109          6,553     157,600   SH              SOLE                  157,600
STRATTON CORP
-----------------------------------------------------------------------------------------------------------------------------------
CERIDAN CORP      COM     156779100          8,721     477,100   SH              SOLE                  477,100
NEW
-----------------------------------------------------------------------------------------------------------------------------------
CNF INC           COM     12612W104          8,717     174,000   SH              SOLE                  174,000
-----------------------------------------------------------------------------------------------------------------------------------
COCA COLA         COM     191219104          5,358     257,000   SH              SOLE                  257,000
ENTERPRISES
INC
-----------------------------------------------------------------------------------------------------------------------------------
CREO INC          COM     225606102          3,817     255,000   SH              SOLE                  255,000
-----------------------------------------------------------------------------------------------------------------------------------
CUMULUS MEDIA     CL A    231082108          3,619     240,000   SH              SOLE                  240,000
INC
-----------------------------------------------------------------------------------------------------------------------------------
DANA CORP         COM     235811106          3,847     222,000   SH              SOLE                  222,000
-----------------------------------------------------------------------------------------------------------------------------------
DIEBOLD INC       COM     253651103          9,084     163,000   SH              SOLE                  163,000
-----------------------------------------------------------------------------------------------------------------------------------
DRESS BARN INC    COM     261570105          5,188     294,800   SH              SOLE                  294,800
-----------------------------------------------------------------------------------------------------------------------------------
DYCOM INDS INC    COM     267475101         12,367     405,200   SH              SOLE                  405,200
-----------------------------------------------------------------------------------------------------------------------------------
ENTERCOM          CL A    293639100          1,795      50,000   SH              SOLE                   50,000
COMMUNI-
CATIONS CORP
-----------------------------------------------------------------------------------------------------------------------------------
FLEETWOOD         COM     339099103          5,603     416,300   SH              SOLE                  416,300
ENTERPRISES
INC
-----------------------------------------------------------------------------------------------------------------------------------
FOUNDRY           COM     35063R100          6,975     530,000   SH              SOLE                  530,000
NETWORKS INC
-----------------------------------------------------------------------------------------------------------------------------------
FREESCALE SEMI-   COM     35687M107          5,239     294,000   SH              SOLE                  294,000
CONDUCTOR INC     CL A
-----------------------------------------------------------------------------------------------------------------------------------
FREESCALE         CL B    35687M206          1,377      75,000   SH              SOLE                   75,000
SEMICONDUCTOR
INC
-----------------------------------------------------------------------------------------------------------------------------------
G&K SVCS INC      CL A    361268105          7,168     165,075   SH              SOLE                  165,075
-----------------------------------------------------------------------------------------------------------------------------------
GAP INC DEL       COM     364760108          7,033     333,000   SH              SOLE                  333,000
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT        COM     38374W107          5,019     509,000   SH              SOLE                  509,000
PPTYS TR INC
-----------------------------------------------------------------------------------------------------------------------------------
HOUSTON           COM     442120101          6,194     110,000   SH              SOLE                  110,000
EXPL CO
-----------------------------------------------------------------------------------------------------------------------------------
HUGHES SUPPLY     COM     444482103          9,155     283,000   SH              SOLE                  283,000
INC
-----------------------------------------------------------------------------------------------------------------------------------
JACOBS ENGR       COM     469814107         10,992     230,000   SH              SOLE                  230,000
GROUP INC DEL
-----------------------------------------------------------------------------------------------------------------------------------
KNIGHT TRADING    COM     499063105          9,976     911,050   SH              SOLE                  911,050
GROUP INC
-----------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROS       COM     524908100          2,187      25,000   SH              SOLE                   25,000
HLDGS INC
-----------------------------------------------------------------------------------------------------------------------------------

                                             Iron Horse Capital Management, L.P.
                                                         Form 13F
                                               Quarter Ended December 31, 2004

                                                                                                            VOTING AUTHORITY
NAME              TITLE                    VALUE
OF                OF                       (x          SHRS OR   SHRS/  PUT/     INVESTMENT  OTHER
ISSUER            CLASS   CUSIP            $1,000)     PRN AMT   PRN    CALL     DISCRETION  MANAGERS  SOLE         SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA     COM     530718105          3,788     345,000   SH              SOLE                  345,000
CORP NEW          SER A
-----------------------------------------------------------------------------------------------------------------------------------
LIN TV CORP       CL A    532774106          6,723     352,000   SH              SOLE                  352,000
-----------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH     COM     590188108          9,145     153,000   SH              SOLE                  153,000
& CO INC
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL -        COM     637071101          9,070     257,000   SH              SOLE                  257,000
OILWELL INC
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMU-     CL A    65332V103          3,601     120,000   SH              SOLE                  120,000
NICATIONS INC
-----------------------------------------------------------------------------------------------------------------------------------
NTL INC DEL       COM     62940M104          7,661     105,000   SH              SOLE                  105,000
-----------------------------------------------------------------------------------------------------------------------------------
PMI GROUP INC     COM     69344M101          7,807     187,000   SH              SOLE                  187,000
-----------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC     COM     779382100          5,853     226,000   SH              SOLE                  226,000
-----------------------------------------------------------------------------------------------------------------------------------
SAGA COM-         CL A    786598102          4,482     266,000   SH              SOLE                  266,000
MUNICATIONS
-----------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN         COM     845905108          6,720     298,000   SH              SOLE                  298,000
BANCORP INC
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP       COM     852061100         10,064     405,000   SH              SOLE                  405,000
                  FON
-----------------------------------------------------------------------------------------------------------------------------------
STEELCASE INC     CL A    858155203          8,304     600,000   SH              SOLE                  600,000
-----------------------------------------------------------------------------------------------------------------------------------
SUNGUARD DATA     COM     867363103         12,918     456,000   SH              SOLE                  456,000
SYS INC
-----------------------------------------------------------------------------------------------------------------------------------
TELEWEST          COM     87956T107          4,835     275,000   SH              SOLE                  275,000
GLOBAL INC
-----------------------------------------------------------------------------------------------------------------------------------
YORK INTL         COM     986670107         10,690     309,500   SH              SOLE                  309,500
CORP NEW
-----------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY:  42 DATA RECORDS                 $277,576

         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED